The RBB Fund, Inc.

615 East Michigan Street

Milwaukee, Wisconsin 53202

May 21, 2019

FILED VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund, Inc. (the “Company”) File No.: 811-05518

Dear Sir or Madam:

On behalf of the Company, I have transmitted herewith for filing pursuant to Section 8(b) under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 254 under the 1940 Act for the purpose of registering the Campbell Advantage Fund as a new series of the Company.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5366.

Very truly yours,

/s/ Edward Paz
Edward Paz
Assistant Secretary

Enclosures

cc:	Salvatore Faia, The RBB Fund, Inc.
James Shaw, The RBB Fund, Inc.
Jillian Bosmann, Drinker Biddle & Reath LLP